Sales and marketing	12 Months Ended
Mar. 31, 2013
Other Income And Expenses [Abstract]
Sales and marketing
14.	Sales and marketing
Sales and marketing expense includes advertising cost of US$1,524,086, US$1,650,747 and US$92,135 for the fiscal years ended March 31, 2011, 2012 and 2013 respectively.